Stock-Based Compensation (Schedule Of Stock Unit Information) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Prior to Plan Modification	0.7
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value, Prior to Plan Modification	$ 30.17
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at January 1, 2012 (in shares)	1.6
Granted based on current service at 3 authorization shares (in shares)	0.6
Difference between maximum and actual payout - PSU (in shares)	(0.2)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested at January 1, 2012, Weighted Average Grant Date Fair Value (in dollars per share)	$ 14.31
Granted based on current service at 3 authorization shares, Weighted Average Grant Date Fair Value (in dollars per share)	$ 12.34
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Prior to Plan Modification	0.8
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period, Specified Ratio	0.1
Vested at 1 authorization share, Weighted Average Grant Date Fair Value (in dollars per share)	$ 28.27
Forfeited - PSU, Weighted Average Grant Date Fair Value (in dollars per share)	$ 13.12
Difference between maximum and actual payout - PSU, Weighted Average Grant Date Fair Value (in dollars per share)	$ 0.00
Non-vested at December 31, 2012 at 3 authorization shares, Weighted Average Grant Date Fair Value (in dollars per share)	$ 14.87
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Total non-vested at December 31, 2012 (in shares)	1.8
Fully vested stock units outstanding at December 31, 2012 (in shares)	4.0
Total non-vested at December 31, 2012, Aggregate Intrinsic Value	$ 56.6
Fully vested stock units outstanding at December 31, 2012, Aggregate Intrinsic Value	$ 124.8
DSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Prior to Plan Modification	0.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at January 1, 2012 (in shares)	0
Granted based on current service at 3 authorization shares (in shares)	0
Difference between maximum and actual payout - PSU (in shares)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Prior to Plan Modification	0.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period, Specified Ratio	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Total non-vested at December 31, 2012 (in shares)	0
ESUP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Prior to Plan Modification	0.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at January 1, 2012 (in shares)	0
Granted based on current service at 3 authorization shares (in shares)	0
Difference between maximum and actual payout - PSU (in shares)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Prior to Plan Modification	0.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period, Specified Ratio	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Total non-vested at December 31, 2012 (in shares)	0
PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Prior to Plan Modification	0	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at January 1, 2012 (in shares)	1.4	[1]
Granted based on future conditions at 1 authorization share (in shares)	0.4	[1]
Difference between maximum and actual payout - PSU (in shares)	(0.2)	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Prior to Plan Modification	0.2	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period, Specified Ratio	0.1	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Total non-vested at December 31, 2012 (in shares)	1.3	[1]
RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Prior to Plan Modification	0.3
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at January 1, 2012 (in shares)	0.2
Granted based on current service at 3 authorization shares (in shares)	0
Difference between maximum and actual payout - PSU (in shares)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Prior to Plan Modification	0.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period, Specified Ratio	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Total non-vested at December 31, 2012 (in shares)	0.3
PGI
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Prior to Plan Modification	0	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at January 1, 2012 (in shares)	0	[2]
Granted based on current service at 3 authorization shares (in shares)	0.2	[2]
Difference between maximum and actual payout - PSU (in shares)	0	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Prior to Plan Modification	0	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period, Specified Ratio	0	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Total non-vested at December 31, 2012 (in shares)	0.2	[2]

[1]	PSU awards are presented at 175% (i.e. maximum) payout
[2]	PGI awards are presented at 250% (i.e. maximum) payout